PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                         STRONG AMERICAN UTILITIES FUND
                          STRONG ASSET ALLOCATION FUND
                           STRONG BLUE CHIP 100 FUND
                           STRONG EQUITY INCOME FUND
                         STRONG GROWTH AND INCOME FUND
                         STRONG LIMITED RESOURCES FUND
                            STRONG TOTAL RETURN FUND

                  Supplement to Prospectus dated March 1, 1999


The following information updates the comparison table found on page 14 of the Prospectus under the heading "Other Important Information You Should Know - Comparing the Funds."

                    EQUITY   BOND    FOREIGN
FUND                RANGE    RANGE   SECURITIES    FOCUS


American Utilities  65-100%  0-35%   Up to 25%     Utility and Energy Stocks


           The date of this Prospectus Supplement is March 30, 1999.